Liabilities under insurance contracts	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Liabilities under insurance contracts	Liabilities under insurance contracts
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2024	2023	2022
Liabilities under insurance contracts	17,829	17,799	16,426
Liability for Remaining Coverage (LRC)	17,377	17,333	15,919
Liabilities relating to insurance contracts measured under BBA/VFA	17,292	17,262	15,841
Current value of future cashflows (PVFCF)	16,614	16,627	15,206
Risk adjustment for non-financial risk (RA)	199	211	154
Contractual service margin (CSM)	479	424	481
Liabilities relating to insurance contracts measured under PAA	85	71	78
Liability for incurred claims (LIC)	452	466	507
The balance of liabilities under insurance contracts reflected in the consolidated balance sheet includes the following elements:
•Liability for Remaining Coverage (LRC): amount of obligations provisioned to meet the fulfillment of future services assigned to the group on a date for a specific coverage period.
•Liabilities relating to insurance contracts measured under BBA/VFA, formed from the sum of the following elements:
-Current value of future cashflows (PVFCF): present value of future inflow and outflow cash flows weighted by their probability of occurrence.
-Risk adjustment for non-financial risk (RA): reflects compensation for the uncertainty of cash flows by quantifying the amount necessary to compensate for unexpected losses in liability flows.
-Contractual service margin (CSM): future benefit to be recognized during the coverage period.
•Liabilities relating to insurance contracts measured under PAA, valued using the premium allocation method, represent the portion of premiums written for the remaining hedge net of acquisition expenses.
•Liability for Incurred Claims (LIC): amount of obligations provisioned to meet the fulfillment of past services assigned to the group on a date.
The insurance activity is carried out mainly in the life insurance sector in its life-savings modality. Within the amount of liabilities for insurance contracts, Individual Life Annuities are the product that has the greatest weight in the consolidated balance sheet. This product consists of life annuities where the client contributes a single premium and receives a constant and periodic insured income (monthly, quarterly, semi-annual or annual) until his death where, at that time, the beneficiaries will receive the insured capital of 102% or 101% of the premium contributed.
The income and expenses recorded in the profit and loss account for the insurance activity, including reinsurance income and expenses, are not material in the Group's consolidated annual accounts.